Note 25 Defined benefits (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Net assets available for benefits at beginning of period		€ 7,348	€ 8,116	€ 7,585
Current service cost, defined benefit plans		53	53	52
Increase (decrease) in net defined benefit liability (asset) resulting from interest expense (income)		253	261	290
Decrease (increase) in net defined benefit liability (asset) resulting from contributions to plan		5	4	4
Contributions to plan by employer, net defined benefit liability (asset)		0	0	0
Increase (decrease) in net defined benefit liability (asset) resulting from past service cost	[1]	75	219	210
Decrease (increase) in net defined benefit liability (asset) resulting from gain (loss) on remeasurement in other comprehensive income		(406)	364	783
Decrease (increase) in net defined benefit liability (asset) resulting from return on plan assets excluding interest income or expense	[2]	0	0	0
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in demographic assumptions		(121)	57	(15)
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in financial assumptions		(259)	276	688
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from experience adjustments		(27)	30	110
Decrease (increase) in net defined benefit liability (asset) resulting from payments from plan		765	839	905
Decrease (increase) in net defined benefit liability (asset) resulting from payments in respect of settlements		(1)	0	0
Increase (decrease) in net defined benefit liability (asset) resulting from business combinations and disposals	[3]	(2)	(371)	15
Increase (decrease) in net defined benefit liability (asset) resulting from changes in foreign exchange rates, net defined benefit liability (asset)		(24)	(459)	63
Conversions to defined contributions		0	0	0
Increase (decrease) in net defined benefit liability (asset) resulting from other changes		13	1	19
Net assets available for benefits at end of period		6,547	7,348	8,116
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Net assets available for benefits at beginning of period		3,092	3,493	2,839
Current service cost, defined benefit plans		0	0	0
Increase (decrease) in net defined benefit liability (asset) resulting from interest expense (income)		220	219	230
Decrease (increase) in net defined benefit liability (asset) resulting from contributions to plan		5	4	4
Contributions to plan by employer, net defined benefit liability (asset)		(4)	(124)	(65)
Increase (decrease) in net defined benefit liability (asset) resulting from past service cost	[1]	0	0	0
Decrease (increase) in net defined benefit liability (asset) resulting from gain (loss) on remeasurement in other comprehensive income		(184)	176	454
Decrease (increase) in net defined benefit liability (asset) resulting from return on plan assets excluding interest income or expense	[2]	(184)	176	454
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in demographic assumptions		0	0	0
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in financial assumptions		0	0	0
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from experience adjustments		0	0	0
Decrease (increase) in net defined benefit liability (asset) resulting from payments from plan		158	185	187
Decrease (increase) in net defined benefit liability (asset) resulting from payments in respect of settlements		(1)	0	0
Increase (decrease) in net defined benefit liability (asset) resulting from business combinations and disposals	[3]	1	(327)	12
Increase (decrease) in net defined benefit liability (asset) resulting from changes in foreign exchange rates, net defined benefit liability (asset)		8	(409)	69
Conversions to defined contributions		0	0	0
Increase (decrease) in net defined benefit liability (asset) resulting from other changes		0	(3)	6
Net assets available for benefits at end of period		2,988	3,092	3,493
Net liability asset [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net assets available for benefits at beginning of period		4,256	4,622	4,746
Current service cost, defined benefit plans		53	53	52
Increase (decrease) in net defined benefit liability (asset) resulting from interest expense (income)		33	42	60
Decrease (increase) in net defined benefit liability (asset) resulting from contributions to plan		0	0	0
Contributions to plan by employer, net defined benefit liability (asset)		(4)	(124)	(65)
Increase (decrease) in net defined benefit liability (asset) resulting from past service cost	[1]	75	219	210
Decrease (increase) in net defined benefit liability (asset) resulting from gain (loss) on remeasurement in other comprehensive income		(223)	187	329
Decrease (increase) in net defined benefit liability (asset) resulting from return on plan assets excluding interest income or expense	[2]	184	(176)	(454)
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in demographic assumptions		(121)	57	(15)
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in financial assumptions		(259)	276	688
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from experience adjustments		(27)	30	110
Decrease (increase) in net defined benefit liability (asset) resulting from payments from plan		(608)	(654)	(718)
Decrease (increase) in net defined benefit liability (asset) resulting from payments in respect of settlements		0	0	0
Increase (decrease) in net defined benefit liability (asset) resulting from business combinations and disposals	[3]	(3)	(44)	3
Increase (decrease) in net defined benefit liability (asset) resulting from changes in foreign exchange rates, net defined benefit liability (asset)		(32)	(50)	(6)
Conversions to defined contributions		0	0	0
Increase (decrease) in net defined benefit liability (asset) resulting from other changes		13	4	13
Net assets available for benefits at end of period		3,560	4,256	4,622
SPAIN | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Net assets available for benefits at beginning of period		4,288	4,592
Net assets available for benefits at end of period		3,670	4,288	4,592
SPAIN | Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Net assets available for benefits at beginning of period		249	266
Net assets available for benefits at end of period		206	249	266
SPAIN | Net liability asset [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net assets available for benefits at beginning of period		4,039	4,326
Net assets available for benefits at end of period		3,464	4,039	4,326
MEXICO | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Net assets available for benefits at beginning of period		2,219	2,231
Net assets available for benefits at end of period		2,150	2,219	2,231
MEXICO | Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Net assets available for benefits at beginning of period		2,122	2,124
Net assets available for benefits at end of period		2,149	2,122	2,124
MEXICO | Net liability asset [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net assets available for benefits at beginning of period		97	107
Net assets available for benefits at end of period		1	97	107
UNITED STATES | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Net assets available for benefits at beginning of period		0	375
Net assets available for benefits at end of period		0	0	375
UNITED STATES | Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Net assets available for benefits at beginning of period		0	323
Net assets available for benefits at end of period		0	0	323
UNITED STATES | Net liability asset [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net assets available for benefits at beginning of period		0	52
Net assets available for benefits at end of period		0	0	52
TURKEY | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Net assets available for benefits at beginning of period		367	444
Net assets available for benefits at end of period		272	367	444
TURKEY | Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Net assets available for benefits at beginning of period		282	359
Net assets available for benefits at end of period		209	282	359
TURKEY | Net liability asset [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net assets available for benefits at beginning of period		85	86
Net assets available for benefits at end of period		€ 63	€ 85	€ 86

[1]	(*) Including gains and losses arising from settlements.
[2]	(**) Excluding interest, which is recorded under "Interest income or expense".
[3]	(***) The amount in 2020 in mainly due to the companies in the United States included in the USA Sale (see Notes 1.3, 3 and 21).